EXPENSES BY NATURE - Marketing and sales (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Expenses by nature [abstract]
Employee costs	$ (44,478)	$ (32,858)	$ (24,125)
Amortization costs intangible assets	(4,985)	(3,765)	(4,098)
Depreciation PPE and right of use assets	(403)	(372)	(930)
Direct Operating Expenses	(67,366)	(42,398)	(28,543)
Other indirect marketing and sales costs	(6,817)	(6,410)	(1,749)
Total marketing and sales costs	$ (124,049)	$ (85,803)	$ (59,445)